Deferred Compensation and Retirement Plans - Additional Information (Details)	12 Months Ended
	Apr. 30, 2026 USD ($) participant jurisdiction	Apr. 30, 2025 USD ($) participant	Apr. 30, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Increase in the fair value of marketable securities	$ 31,900,000	$ 17,100,000	$ 29,800,000
Increase in market value of the underlying COLI investments	11,557,000	11,597,000	8,803,000
Net CSV	289,058,000	252,621,000
CSV of COLI Contracts
Defined Benefit Plan Disclosure [Line Items]
Total death benefits payable, net of loans	604,600,000	592,800,000
Increase in market value of the underlying COLI investments	11,600,000	11,600,000	8,800,000
Net CSV	$ 289,100,000	252,600,000
Minimum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	40.00%
Minimum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	40.00%
Maximum | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	60.00%
Maximum | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Target allocation range	60.00%
Long Term Performance Unit Plan
Defined Benefit Plan Disclosure [Line Items]
Vesting percentage on each anniversary date	25.00%
Annual benefit payments per vested unit after anniversary period, option one	$ 10,000
Annual benefit payments per vested unit after anniversary period, option two	12,500
Annual benefit payments per vested unit after anniversary period, option three	$ 25,000
Number of payments after the seventh anniversary of the grant date	5 years
Long Term Performance Unit Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Value per unit award	$ 25,000
Long Term Performance Unit Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Value per unit award	$ 50,000
Enhanced Wealth Accumulation Plan
Defined Benefit Plan Disclosure [Line Items]
Participant contribution period towards deferred compensation plans	8 years
Participant after tax contribution period towards deferred compensation plans	15 years
Additional deferred units to acquire	5 years
Medical And Life Insurance Benefits | Hay Group
Defined Benefit Plan Disclosure [Line Items]
Benefit plan, number of participants | participant	87
Total benefit obligation	$ 3,803,000	4,188,000	4,227,000
International retirement plans
Defined Benefit Plan Disclosure [Line Items]
Number of foreign jurisdictions | jurisdiction	25
Total benefit obligation	$ 11,600,000	$ 13,300,000
Long-term benefit obligation accrued, number of participants | participant	3,823	3,879
Company's contributions	$ 16,900,000	$ 16,700,000
Executive Capital Accumulation Plan
Defined Benefit Plan Disclosure [Line Items]
Total benefit obligation	227,171,000	210,606,000	204,537,000
Company's contributions	$ 5,300,000	4,200,000	7,100,000
Deferred compensation arrangement vesting period	5 years
Deferred compensation plan expense	$ 31,087,000	16,585,000	29,500,000
Company's contributions, unamortized portion	$ 13,800,000	14,200,000
Executive Capital Accumulation Plan | Minimum
Defined Benefit Plan Disclosure [Line Items]
Option to receive employee benefits by quarterly installments periods	1 year
Executive Capital Accumulation Plan | Maximum
Defined Benefit Plan Disclosure [Line Items]
Option to receive employee benefits by quarterly installments periods	15 years
Defined Contribution Plan
Defined Benefit Plan Disclosure [Line Items]
Percentage contribution by the participants to defined contribution plan	50.00%
Employer matching contribution percentage	10.00%
Company's matching contributions	$ 3,400,000	3,400,000	3,500,000
Company's matching contributions next fiscal year	2,900,000
Company's additional matching contribution	2,700,000	2,400,000
Deferred Compensation Plan
Defined Benefit Plan Disclosure [Line Items]
Total benefit obligation	344,275,000	316,883,000	$ 280,926,000
Deferred Compensation Plan | CSV of COLI Contracts
Defined Benefit Plan Disclosure [Line Items]
Gross CSV	361,200,000	325,500,000
Outstanding policy loans	72,200,000	$ 72,800,000
Company Owned Life Insurance Held In Trust | CSV of COLI Contracts
Defined Benefit Plan Disclosure [Line Items]
Net CSV	251,500,000
Total death benefits, net of loans held in trust	$ 543,100,000